Income Taxes - Components of Income Tax Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 26, 2015	Sep. 27, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Provision for income taxes:
Current					$ (905)	$ 1,761	$ (452)
Deferred				$ (525)	(5,927)	(4,408)	(3,468)
Income tax benefit	$ (2,655)	$ (1,038)	$ (12,468)	$ (2,498)	$ (6,983)	$ (2,647)	$ (3,920)